ALLIANCE VARIABLE PRODUCTS SERIES FUND GROWTH INVESTORS PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2000
(UNAUDITED)


Investment Products Offered
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed


GROWTH INVESTORS PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                                 PERCENT OF
COMPANY                                     U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                           $5,741,435            34.0%
U.S. Treasury Bond, 5.50%, 8/15/28             1,192,347             7.1
BP Amoco Plc                                     334,797             2.0
American International Group, Inc.               320,187             1.9
Citigroup, Inc.                                  307,275             1.8
Pfizer, Inc.                                     290,400             1.7
Intel Corp.                                      280,744             1.7
Cisco Systems, Inc.                              260,606             1.5
Nortel Networks Corp.                            259,350             1.5
Home Depot, Inc.                                 237,203             1.4
                                              $9,224,344            54.6%


1


GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-57.2%
UNITED STATES INVESTMENTS-37.5%
TECHNOLOGY-8.2%
COMMUNICATION EQUIPMENT-0.7%
Lucent Technologies, Inc.                         2,000       $  118,500

COMPUTER HARDWARE-2.5%
Dell Computer Corp. (a)                           4,200          207,113
Hewlett-Packard Co.                               1,700          212,287
                                                             ------------
                                                                 419,400

COMPUTER SOFTWARE-0.8%
Microsoft Corp. (a)                               1,700          136,000

NETWORKING SOFTWARE-1.5%
Cisco Systems, Inc. (a)                           4,100          260,606

SEMI-CONDUCTOR COMPONENTS-2.4%
Applied Materials, Inc. (a)                       1,400          126,875
Intel Corp.                                       2,100          280,744
                                                             ------------
                                                                 407,619

MISCELLANEOUS-0.3%
Agilent Technologies, Inc. (a)                      648           47,790
                                                             ------------
                                                               1,389,915

FINANCE-5.5%
BANKING - REGIONAL-0.9%
BankAmerica Corp.                                 3,600          154,800

INSURANCE-1.9%
American International Group, Inc.                2,725          320,187

MISCELLANEOUS-2.7%
Citigroup, Inc.                                   5,100          307,275
MBNA Corp.                                        5,200          141,050
                                                             ------------
                                                                 448,325
                                                             ------------
                                                                 923,312

CONSUMER SERVICES-5.2%
BROADCASTING & CABLE-0.8%
AT&T Corp. - Liberty Media Group
  Series A (a)                                    5,600          135,800

RETAIL - GENERAL MERCHANDISE-4.4%
Circuit City Stores-Circuit City Group            4,500          149,344
Home Depot, Inc.                                  4,750          237,203
Target Corp.                                      2,700          156,600
Wal-Mart Stores, Inc.                             3,400          195,925
                                                             ------------
                                                                 739,072
                                                             ------------
                                                                 874,872

ENERGY-4.7%
DOMESTIC INTEGRATED-0.7%
Kerr-McGee Corp.                                  2,100          123,769

INTERNATIONAL-1.7%
Chevron Corp.                                     1,600          135,700
Exxon Mobil Corp.                                 1,800          141,300
                                                             ------------
                                                                 277,000

OIL SERVICE-2.3%
Halliburton Co.                                   4,000          188,750
Noble Drilling Corp. (a)                          4,800          197,700
                                                             ------------
                                                                 386,450
                                                             ------------
                                                                 787,219

HEALTH CARE-3.0%
DRUGS-3.0%
Pfizer, Inc.                                      6,050          290,400
Schering-Plough Corp.                             4,300          217,150
                                                             ------------
                                                                 507,550

BASIC INDUSTRY-2.4%
CHEMICALS-0.9%
Union Carbide Corp.                               3,100          153,450

MINING & METALS-1.0%
Alcoa, Inc.                                       5,400          156,600

PAPER & FOREST PRODUCTS-0.5%
International Paper Co.                           2,900           86,456
                                                             ------------
                                                                 396,506

MULTI INDUSTRY COMPANY-2.1%
Honeywell International, Inc.                     4,100          138,119
Minnesota Mining & Manufacturing Co.              2,700          222,750
                                                             ------------
                                                                 360,869

CONSUMER STAPLES-1.9%
RETAIL - FOOD & DRUG-0.9%
Kroger Co. (a)                                    7,000          154,438

TOBACCO-1.0%
Philip Morris Companies, Inc.                     6,500          172,656
                                                             ------------
                                                                 327,094

UTILITIES-1.5%
TELEPHONE-1.5%
AT&T Corp.                                        1,900           60,088
WorldCom, Inc. (a)                                4,350          199,556
                                                             ------------
                                                                 259,644

AEROSPACE & DEFENSE-1.2%
AEROSPACE-1.2%
United Technologies Corp.                         3,400          200,175


2


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
CONSUMER MANUFACTURING-1.0%
AUTO & RELATED-1.0%
Harley-Davidson, Inc.                             4,500       $  173,250

CAPITAL GOODS-0.8%
MACHINERY-0.8%
Caterpillar, Inc.                                 3,900          132,112

Total United States Investments
  (cost $6,044,097)                                            6,332,518

FOREIGN INVESTMENTS-19.7%
CANADA-1.5%
Nortel Networks Corp.                             3,800          259,350

CHINA-0.4%
China Mobile (Hong Kong), Ltd. (a)                8,700           76,727

FINLAND-0.7%
Nokia AB Corp. (b)                                2,400          122,469

FRANCE-3.0%
Alcatel (a)(b)                                      700           45,912
Banque Nationale de Paris (b)                     1,320          127,029
Carrefour, SA (b)                                   480           32,811
Castorama Dubois Investissement, SA (b)             200           49,454
France Telecom, SA (b)                              270           37,737
Sanofi-Synthelabo, SA (b)                           940           44,781
STMicroelectronics NV (b)                         1,790          112,788
Total Fina, Elf (b)                                 380           58,263
                                                             ------------
                                                                 508,775

HONG KONG-0.1%
Culturecom Holdings, Ltd. (a)                    98,000           14,206
Sunevision Holdings, Ltd. (a)                     2,000            1,629
                                                             ------------
                                                                  15,835

IRELAND-0.3%
CRH Plc (b)                                       2,900           52,466

JAPAN-4.2%
Advantest Corp. (b)                                 200           44,579
Banyu Pharmaceutical Co., Ltd. (b)                2,000           48,914
Canon, Inc. (b)                                   1,000           49,762
Fast Retailing Co., Ltd. (b)                        100           41,845
Hoya Corp. (b)                                    1,000           89,534
Kao Corp. (b)                                     3,000           91,607
Kawasaki Steel Corp. (b)                         26,000           37,246
NTT Docomo, Inc. (b)                                  2           54,098
Omron Corp. (b)                                   2,000           54,286
Sankyo Co., Ltd (b)                                 500           21,912
Santen Pharmaceutical Co., Ltd. (b)               1,000           24,127
Sumitomo Trust & Banking Co., Ltd. (b)            8,000           56,925
The Bank of Fukuoka, Ltd. (b)                     5,000           34,023
Yamanouchi Pharmaceutical Co., Ltd. (b)           1,000           54,568
                                                             ------------
                                                                 703,426

NETHERLANDS-1.4%
Akzo Nobel NV (b)                                   900           38,236
Completel Europe NV (a)(b)                          800            9,929
ING Groep NV (b)                                  1,500          101,389
Koninklijke (Royal) Philips
  Electronics NV (b)                              1,600           75,459
Libertel NV (a)(b)                                  800           12,182
                                                             ------------
                                                                 237,195

SOUTH KOREA-0.9%
Samsung Electronics Co., Ltd. (GDR) (c)             780          152,880

SPAIN-0.4%
Repsol, SA (b)                                    1,500           29,859
Telefonica, SA (a)(b)                             1,600           34,369
                                                             ------------
                                                                  64,228

SWEDEN-0.8%
Securitas AB Series B                             2,200           46,644
Telefonaktiebolaget LM Ericsson AB
  Series B (a)                                    4,200           83,095
                                                             ------------
                                                                 129,739

SWITZERLAND-0.5%
ABB, Ltd.                                           644           77,080

UNITED KINGDOM-5.5%
BAE Systems Plc (b)                              11,739           73,181
Bank of Scotland (b)                              7,013           66,692
Billiton Plc (b)                                  6,500           26,457
BP Amoco Plc (b)                                 34,900          334,797
British Sky Broadcasting Group Plc (b)              750           14,662
CGNU Plc (b)                                      7,700          128,160
HSBC Holdings Plc (b)                                66              754
Invensys Plc (b)                                     32              120
Reuters Group Plc (b)                             2,150           36,663
Rio Tinto Plc (b)                                 1,400           22,878
Royal Bank of Scotland Group (b)                  1,718           28,751
Slough Estates Plc (b)                            7,300           40,345
SmithKline Beecham Plc (b)                        4,400           57,588
Standard Chartered Plc (b)                           70              872
Vodafone AirTouch Plc (b)                        23,727           95,857
                                                             ------------
                                                                 927,777

Total Foreign Investments
  (cost $2,885,863)                                            3,327,947

Total Common Stocks
  (cost $8,929,960)                                            9,660,465


3


GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

                                              Principal
                                                Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------
DEBT OBLIGATIONS-41.0%
U.S. GOVERNMENT OBLIGATIONS-41.0%
U.S. Treasury Bond
  5.50%, 8/15/28                                 $1,300      $ 1,192,347
U.S. Treasury Notes
  3.875%, 1/15/09 (d)                             1,983        1,953,044
  4.75%, 2/15/04                                  1,100        1,045,858
  4.75%, 11/15/08                                   400          363,248
  6.50%, 8/31/01                                  1,700        1,700,000
  6.875%, 5/15/06                                   660          679,285

Total Debt Obligations
  (cost $7,005,977)                                            6,933,782

TOTAL INVESTMENTS-98.2%
  (cost $15,935,937)                                         $16,594,247
Other assets less liabilities-1.8%                               308,979

NET ASSETS-100%                                              $16,903,226


(a)  Non-income producing security.

(b) Securities, or portion thereof, with an aggregate market value of $2,616,336 have been segregated to collateralize forward exchange currency contracts.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally applied to qualified buyers. At June 30, 2000, the aggregate market value of this security amounted to $152, 880 or 0.9% of net assets.

(d)  Treasury Inflation Protection Securities.

     Glossary:

     GDR - Global Depositary Receipt

     See Notes to Financial Statements.


4


GROWTH INVESTORS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investment in securities, at value (cost $15,935,937)            $16,594,247
  Foreign cash, at value (cost $182,576)                               180,789
  Dividends and interest receivable                                    146,228
  Total assets                                                      16,921,264

LIABILITIES
  Due to custodian                                                       7,480
  Unrealized depreciation of forward exchange currency
    contracts                                                            5,776
  Advisory fee payable                                                     282
  Accrued expenses                                                       4,500
  Total liabilities                                                     18,038

NET ASSETS                                                         $16,903,226

COMPOSITION OF NET ASSETS
  Capital stock, at par                                                 $1,289
  Additional paid-in capital                                        14,951,374
  Undistributed net investment income                                  213,645
  Accumulated net realized gain on investments and
    foreign currency transactions                                    1,086,474
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                        650,444
                                                                   $16,903,226

Class A Shares
  Net assets                                                       $16,903,226
  Shares of capital stock outstanding                                1,289,066
  Net asset value per share                                        $     13.11


See Notes to Financial Statements.


5


GROWTH INVESTORS PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (unaudited)

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $  244,803
  Dividends (net of foreign tax withheld of $4,478)                     54,854
  Total investment income                                              299,657

EXPENSES
  Advisory fee                                                          66,375
  Custodian                                                             42,166
  Administrative                                                        31,500
  Audit and legal                                                        1,652
  Directors' fees                                                          760
  Printing                                                                 647
  Transfer agency                                                          512
  Miscellaneous                                                          1,553
  Total expenses                                                       145,165
  Less: expenses waived and reimbursed                                 (61,090)
  Net expenses                                                          84,075
  Net investment income                                                215,582

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                       1,189,102
  Net realized loss on foreign currency transactions                   (21,821)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                     (1,463,980)
    Foreign currency denominated assets and liabilities                 (3,950)
  Net loss on investments and foreign currency transactions           (300,649)

NET DECREASE IN NET ASSETS FROM OPERATIONS                          $  (85,067)


See Notes to Financial Statements.


6


GROWTH INVESTORS PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
_______________________________________________________________________________

                                            Six Months Ended      Year Ended
                                              June 30, 2000       December 31,
                                               (unaudited)            1999
                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                       $   215,582          $   424,306
  Net realized gain on investments and
    foreign currency transactions               1,167,281            3,490,765
  Net change in unrealized appreciation/
    depreciation of investments and
    foreign currency denominated assets
    and liabilities                            (1,467,930)          (1,001,854)
  Net increase (decrease) in net assets
    from operations                               (85,067)           2,913,217

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                      (373,465)            (322,580)
  Net realized gain on investments
    Class A                                    (3,603,485)          (1,494,582)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                       2,036,217           (3,195,501)
  Total decrease                               (2,025,800)          (2,099,446)

NET ASSETS
  Beginning of period                          18,929,026           21,028,472
  End of period (including undistributed
    net investment income of
    $213,645 and $371,528, respectively)      $16,903,226          $18,929,026


See Notes to Financial Statements.


7


GROWTH INVESTORS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies
The Growth Investors Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to achieve the highest total return consistent with what Alliance considers to be reasonable risk. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund had no operations prior to November 28, 1990. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Fund currently issues shares of the Conservative Investors Portfolio, Growth Investors Portfolio, Total Return Portfolio, Growth and Income Portfolio, Growth Portfolio, International Portfolio, Premier Growth Portfolio, Quasar Portfolio, Real Estate Investment Portfolio, Technology Portfolio, Utility Income Portfolio, Worldwide Privatization Portfolio, Global Bond Portfolio, Global Dollar Government Portfolio, High-Yield Portfolio, North American Government Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio (the "Portfolios"). On January 5, 1999, the creation of a second class of shares, Class B shares, was approved by the Board of Directors. The Fund offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan. As of June 30, 2000, the following Portfolios had Class B shares issued and outstanding: Growth and Income Portfolio, Growth Portfolio, Premier Growth Portfolio, Technology Portfolio, Global Bond Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio.

The Fund offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at each Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

Securities in which the Money Market Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

The Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and


8


                                         Alliance Variable Products Series Fund
________________________________________________________________________________

settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income and in the case of the Money Market Portfolio, amortizes premium as well. Investment gains and losses are determined on the identified cost basis.

5. Dividends and Distributions
Each Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually, except for dividends on the Money Market Portfolio, which are declared daily and paid monthly. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .75% of the Portfolio's average daily net assets.

During the six months ended June 30, 2000, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2000, such waivers/reimbursements amounted to $61,090.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2000, amounted to $14,071, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended June 30, 2000, the Fund paid a total of $9,000 which was allocated evenly among the Portfolios.


NOTE C: Distribution Plan
The Portfolios have each adopted a Plan for Class B shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of each Portfolio's average daily net assets attributable to Class B shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolios are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distribu-


9


GROWTH INVESTORS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

tor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor with respect to the relevant Plan.

The Plan also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2000, were as follows:

Purchases:
Stocks and debt obligations                                         $5,037,390
U.S. government and agencies                                            87,891

Sales:
Stocks and debt obligations                                         $5,640,977
U.S. government and agencies                                           186,781

At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                       $1,524,082
Gross unrealized depreciation                                         (865,772)
Net unrealized appreciation                                         $  658,310

1. Forward Exchange Currency Contracts
All Portfolios (except for the Global Dollar Government Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio) may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolios may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

Each Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the respective portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure each Portfolio has in that particular currency contract.


10


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

At June 30, 2000, the Portfolio had outstanding forward exchange currency contracts as follows:

                      Contract   U.S. $ Value on     U.S. $        Unrealized
                       Amount      Origination       Current      Appreciation
                        (000)          Date           Value      (Depreciation)
                    ------------  -------------  --------------  --------------
FORWARD EXCHANGE CURRENCY
SALE CONTRACTS
Euro, settling
  9/18/00                    935      $901,915        $896,997        $  4,918
Pound Sterling,
  settling 8/16/00           537       813,383         812,757             626
Japanese Yen,
  settling 8/16/00        82,517       773,062         784,382         (11,320)
                                                                      $ (5,776)

2. Option Transactions
For hedging and investment purposes, all Portfolios (except for the Money Market Portfolio) may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2000.


NOTE E: Capital Stock
There are 20,000,000,000 shares of capital stock, $.001 par value per share of the Fund authorized divided into two classes, designated Class A and Class B. Each class consists of 10,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     Six Months                    Six Months
                        Ended       Year Ended        Ended        Year Ended
                    June 30, 2000  December 31,   June 30, 2000   December 31,
                     (unaudited)       1999        (unaudited)        1999
                    ------------  -------------  --------------  --------------
Class A
Shares sold               10,793        55,821     $   185,170     $   920,155
Shares issued in
  reinvestment of
  dividends and
  distributions          301,284       121,063       3,976,951       1,817,162
Shares redeemed         (127,801)     (360,186)     (2,125,904)     (5,932,818)
Net increase
  (decrease)             184,276      (183,302)    $ 2,036,217     $(3,195,501)


11


GROWTH INVESTORS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE F: Concentration of Risk
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.


NOTE G:Bank Borrowing
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2000.


12


GROWTH INVESTORS PORTFOLIO
FINANCIAL HIGHLIGHTS                     Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended                    Year Ended December 31,
                                           June 30, 2000 ---------------------------------------------------------------
                                            (unaudited)      1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $17.13       $16.33       $14.38       $12.74       $11.87        $9.86

Income From Investment Operations
Net investment income (a)(b)                     .20          .35          .26          .23          .24          .35
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.25)        2.08         3.03         1.83          .72         1.67
Net increase (decrease) in net asset
  value from operations                         (.05)        2.43         3.29         2.06          .96         2.02

Less: Dividends and Distributions
Dividends from net investment income            (.37)        (.29)        (.18)        (.20)        (.07)        (.01)
Distributions from net realized gains          (3.60)       (1.34)       (1.16)        (.22)        (.02)          -0-
Total dividends and distributions              (3.97)       (1.63)       (1.34)        (.42)        (.09)        (.01)
Net asset value, end of period                $13.11       $17.13       $16.33       $14.38       $12.74       $11.87

Total Return
Total investment return based on
  net asset value (c)                           (.44)%      16.28%       23.68%       16.34%        8.18%       20.48%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $16,903      $18,929      $21,028      $16,600      $10,709       $4,978
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .95%(d)      .95%         .94%         .95%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.64%(d)     1.47%        1.68%        1.70%        1.85%        6.17%
  Net investment income (a)                     2.44%(d)     2.19%        1.71%        1.72%        2.01%        3.21%
Portfolio turnover rate                           30%         110%         100%         164%         160%          50%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


13


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Andrew Aran, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Gregory Dube, Senior Vice President
Alfred L. Harrison, Senior Vice President
Nelson Jantzen, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Peter Anastos, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Nicholas D.P. Carn, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Vicki L. Fuller, Vice President
F. Jeanne Goetz, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Paul C. Rissman, Vice President
Tyler J. Smith, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


14